Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000256523 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000256524 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000256525 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000256530 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[4]
C000256530 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%	[4]
C000256530 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[4]
C000256530 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[4]
C000256530 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[4]
C000256530 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[4]
C000256530 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[4]
C000256530 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[4]
C000256530 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[4]
C000256530 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[4]
C000256529 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[5]
C000256529 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%	[5]
C000256529 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[5]
C000256529 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[5]
C000256529 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[5]
C000256529 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[5]
C000256529 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[5]
C000256529 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[5]
C000256529 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[5]
C000256529 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[5]
C000256527 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[6]
C000256527 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%	[6]
C000256527 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[6]
C000256527 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[6]
C000256527 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[6]
C000256527 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[6]
C000256527 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[6]
C000256527 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[6]
C000256527 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[6]
C000256527 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[6]
C000256528 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[7]
C000256528 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%	[7]
C000256528 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[7]
C000256528 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[7]
C000256528 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[7]
C000256528 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[7]
C000256528 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[7]
C000256528 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[7]
C000256528 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[7]
C000256528 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[7]
C000256531 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[8]
C000256531 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[8]
C000256531 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[8]
C000256531 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[8]
C000256531 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[8]
C000256531 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%	[8]
C000256531 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[8]
C000256534 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[9]
C000256534 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[9]
C000256534 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[9]
C000256534 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[9]
C000256534 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[9]
C000256534 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%	[9]
C000256534 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[9]
C000256533 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[10]
C000256533 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[10]
C000256533 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[10]
C000256533 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[10]
C000256533 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[10]
C000256533 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%	[10]
C000256533 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[10]
C000256532 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[11]
C000256532 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[11]
C000256532 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[11]
C000256532 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[11]
C000256532 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[11]
C000256532 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%	[11]
C000256532 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[11]
C000256546 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[12]
C000256546 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[12]
C000256546 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	9.90%	[12]
C000256546 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	6.20%	[12]
C000256546 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	5.00%	[12]
C000256546 [Member] | INDIANA
Holdings [Line Items]
Percent of Total Investments	9.20%	[12]
C000256546 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	11.10%	[12]
C000256546 [Member] | OHIO
Holdings [Line Items]
Percent of Total Investments	4.50%	[12]
C000256546 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	6.70%	[12]
C000256546 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	5.80%	[12]
C000256546 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Total Investments	4.80%	[12]
C000256547 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[13]
C000256547 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[13]
C000256547 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	9.90%	[13]
C000256547 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	6.20%	[13]
C000256547 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	5.00%	[13]
C000256547 [Member] | INDIANA
Holdings [Line Items]
Percent of Total Investments	9.20%	[13]
C000256547 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	11.10%	[13]
C000256547 [Member] | OHIO
Holdings [Line Items]
Percent of Total Investments	4.50%	[13]
C000256547 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	6.70%	[13]
C000256547 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	5.80%	[13]
C000256547 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Total Investments	4.80%	[13]
C000256545 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[14]
C000256545 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[14]
C000256545 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	9.90%	[14]
C000256545 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	6.20%	[14]
C000256545 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	5.00%	[14]
C000256545 [Member] | INDIANA
Holdings [Line Items]
Percent of Total Investments	9.20%	[14]
C000256545 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	11.10%	[14]
C000256545 [Member] | OHIO
Holdings [Line Items]
Percent of Total Investments	4.50%	[14]
C000256545 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	6.70%	[14]
C000256545 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	5.80%	[14]
C000256545 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Total Investments	4.80%	[14]
C000256552 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[15]
C000256552 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[15]
C000256552 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[15]
C000256552 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[15]
C000256552 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[15]
C000256552 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%	[15]
C000256552 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[15]
C000256552 [Member] | Right Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[15],[16]
C000256552 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[15]
C000256552 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[15]
C000256554 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[17]
C000256554 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[17]
C000256554 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[17]
C000256554 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[17]
C000256554 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[17]
C000256554 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%	[17]
C000256554 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[17]
C000256554 [Member] | Right Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[17],[18]
C000256554 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[17]
C000256554 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[17]
C000256553 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[19]
C000256553 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[19]
C000256553 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[19]
C000256553 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[19]
C000256553 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[19]
C000256553 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%	[19]
C000256553 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[19]
C000256553 [Member] | Right Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[19],[20]
C000256553 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[19]
C000256553 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[19]
C000256625 [Member] | Other individually less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[21]
C000256625 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.60%	[21]
C000256625 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.60%	[21]
C000256625 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.00%	[21]
C000256625 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.40%	[21]
C000256625 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.20%	[21]
C000256625 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.20%	[21]
C000256625 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.20%	[21]
C000256625 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	7.40%	[21]
C000256625 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.50%	[21]
C000256625 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%	[21]
C000256625 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.10%	[21]
C000256626 [Member] | Other individually less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[22]
C000256626 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.60%	[22]
C000256626 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.60%	[22]
C000256626 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.00%	[22]
C000256626 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.40%	[22]
C000256626 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.20%	[22]
C000256626 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.20%	[22]
C000256626 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.20%	[22]
C000256626 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	7.40%	[22]
C000256626 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.50%	[22]
C000256626 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%	[22]
C000256626 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.10%	[22]
C000256627 [Member] | Other individually less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[23]
C000256627 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.60%	[23]
C000256627 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.60%	[23]
C000256627 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.00%	[23]
C000256627 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.40%	[23]
C000256627 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.20%	[23]
C000256627 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.20%	[23]
C000256627 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.20%	[23]
C000256627 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	7.40%	[23]
C000256627 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.50%	[23]
C000256627 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%	[23]
C000256627 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.10%	[23]
C000256624 [Member] | Other individually less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[24]
C000256624 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.60%	[24]
C000256624 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.60%	[24]
C000256624 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.00%	[24]
C000256624 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.40%	[24]
C000256624 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.20%	[24]
C000256624 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.20%	[24]
C000256624 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.20%	[24]
C000256624 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	7.40%	[24]
C000256624 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.50%	[24]
C000256624 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.40%	[24]
C000256624 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.10%	[24]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[6]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[7]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[8]	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
[9]	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
[10]	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
[11]	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
[12]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[13]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[14]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[15]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[16]	Amount rounds to less than 0.1%.
[17]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[18]	Amount rounds to less than 0.1%.
[19]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[20]	Amount rounds to less than 0.1%.
[21]	As a percentage of total investments excluding short-term investments and all derivative contracts.
[22]	As a percentage of total investments excluding short-term investments and all derivative contracts.
[23]	As a percentage of total investments excluding short-term investments and all derivative contracts.
[24]	As a percentage of total investments excluding short-term investments and all derivative contracts.